Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000158832
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%	6.70%	10.17%
C000158833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Aggressive Growth Fund - Class C
C000158834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Aggressive Growth Fund - Class I
C000158826
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%	4.98%	7.17%
C000158827
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth & Income Fund - Class C
C000158828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth & Income Fund - Class I
C000158829
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%	6.45%	9.04%
C000158830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth Fund - Class C
C000158831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth Fund - Class I
C000158823
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	3.39%	5.11%
C000158824
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income & Growth Fund - Class C
C000158825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income & Growth Fund - Class I
C000158820
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%	1.80%	3.10%
C000158821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income Fund - Class C
C000158822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income Fund - Class I
Without Sales Load [Member] | C000158832
Average Annual Return [Line Items]
Average Annual Return, Percent	20.11%	7.80%	10.73%
Without Sales Load [Member] | C000158833
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%	7.00%	9.79%
Without Sales Load [Member] | C000158834
Average Annual Return [Line Items]
Average Annual Return, Percent	20.25%	7.96%	10.78%
Without Sales Load [Member] | C000158826
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%	6.06%	7.72%
Without Sales Load [Member] | C000158827
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%	5.26%	6.91%
Without Sales Load [Member] | C000158828
Average Annual Return [Line Items]
Average Annual Return, Percent	15.94%	6.30%	7.95%
Without Sales Load [Member] | C000158829
Average Annual Return [Line Items]
Average Annual Return, Percent	18.52%	7.55%	9.61%
Without Sales Load [Member] | C000158830
Average Annual Return [Line Items]
Average Annual Return, Percent	17.58%	6.74%	8.79%
Without Sales Load [Member] | C000158831
Average Annual Return [Line Items]
Average Annual Return, Percent	18.75%	7.76%	9.80%
Without Sales Load [Member] | C000158823
Average Annual Return [Line Items]
Average Annual Return, Percent	11.80%	4.45%	5.66%
Without Sales Load [Member] | C000158824
Average Annual Return [Line Items]
Average Annual Return, Percent	10.97%	3.57%	4.71%
Without Sales Load [Member] | C000158825
Average Annual Return [Line Items]
Average Annual Return, Percent	12.02%	4.60%	5.82%
Without Sales Load [Member] | C000158820
Average Annual Return [Line Items]
Average Annual Return, Percent	8.43%	2.85%	3.63%
Without Sales Load [Member] | C000158821
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	1.59%	2.60%
Without Sales Load [Member] | C000158822
Average Annual Return [Line Items]
Average Annual Return, Percent	8.56%	3.00%	3.80%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%